Property and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
Note 7. Property and Equipment, Net
Property and equipment, net consists of the following (in thousands):

	As of December 31,	As of December 31,
	2022	2021
Buildings	$2,178	$2,451
IT Equipment	23,124	20,571
Furniture and fixtures	1,617	1,821
Other equipment	34	38

Total property and equipment	$26,953	$24,881

Less: accumulated depreciation	14,072	10,436

Property and equipment, net	$12,881	$14,445

Depreciation expense related to property and equipment was $4.8 million, $3.0 million, and $1.6 million for the years ended December 31, 2022, 2021 and 2020, respectively.